Lease liabilities	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Lease Liabilities
Lease liabilities

17. Lease liabilities

Lease liabilities are measured at the present value of the lease payments that were not paid at that financial statement date. The lease payments are discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Company uses its incremental borrowing rate. The continuity of the lease liabilities is presented in the table below:

	Equipment	Office lease	Total
	$	$	$
Balance, August 31, 2020	35,457	536,691	572,148
Acquired	-	210,178	210,178
Interest expense	1,971	32,226	34,197
Payments	(13,380)	(214,948)	(228,328)
Effect of foreign exchange	-	(644)	(644)
Balance, August 31, 2021	24,048	563,503	587,551

Balance, August 31, 2021	24,048	563,503	587,551
Acquired	-	-	-
Disposal of Eden Games	-	(17,959)	(17,959)
Interest expense	1,206	22,716	23,922
Payments	(13,380)	(187,776)	(201,156)
Effect of foreign exchange	-	(3,524)	(3,524)
Balance, August 31, 2022	11,874	376,960	388,834

	Equipment	Office lease	Total
	$	$	$
As of August 31, 2022:
Less than one year	11,874	376,960	388,834
Total lease obligation	11,874	376,960	388,834

The future minimum undiscounted lease payments as of August 31, 2022, are presented below:

	Equipment	Office lease	Total
Less than one year	12,265	404,271	416,536
Total undiscounted lease obligation	12,265	404,271	416,536

16. Lease liabilities

Lease liabilities are measured at the present value of the lease payments that were not paid at that date. The lease payments are discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Company uses its incremental borrowing rate. The continuity of the lease liabilities is presented in the table below:

	Equipment	Office lease	Total
	$	$	$
Balance, August 31, 2019	-	-	-
Additions to right-of-use assets on adoption of IFRS 16, September 1, 2019	-	258,756	258,756
Acquisition of UMG	-	401,441	401,441
Acquired	36,375	-	36,375
Interest expense	(918)	(139,019)	(139,937)
Payments	-	15,513	15,513
Balance, August 31, 2020	35,457	536,691	572,148
Acquired	-	210,178	210,178
Interest expense	1,971	32,226	34,197
Payments	(13,380)	(214,948)	(228,328)
Effect of foreign exchange	-	(644)	(644)
Balance, August 31, 2021	24,048	563,503	587,551

	Equipment	Office lease	Total
	$	$	$
As of August 31, 2020:
Less than one year	11,409	174,262	185,671
Greater than one year	24,048	362,429	386,477
Total lease obligation	35,457	536,691	572,148

	Equipment	Office lease	Total
	$	$	$
As of August 31, 2021:
Less than one year	12,174	210,409	222,583
Greater than one year	11,874	353,094	364,968
Total lease obligation	24,048	563,503	587,551

The future minimum undiscounted lease payments as of August 31, 2021, are presented below:

Total
$
Current	250,216
2 years	176,513
3 years	160,696
4 years	52,089
Total undiscounted lease obligation	639,514